Contingent liabilities and legal proceedings - Tax (Details) £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Impact on income statement gain/(loss)	£ 1,454		£ 3,337	£ 3,144
Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	275
Brazil | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	285
India
Disclosure of contingent liabilities [line items]
Receivable for protest payments	117
Receivable for protest payments, corporate taxes	107
Receivable for protest payments, indirect taxes	10
India | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	150
Contingent assets substitution drawback | Diageo Americas Supply Inc
Disclosure of contingent liabilities [line items]
Estimated current eligible claim	95				$ 117
Impact on income statement gain/(loss)	(87)	$ (110)
Payment received	£ 26	$ 33